Schedule of Revenue Sales of Products (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenues, net	$ 4,334	$ 3,252	$ 14,932	$ 10,277	$ 18,849	$ 26,181
Product [Member]
Disaggregation of Revenue [Line Items]
Revenues, net	4,319	3,236	14,890	10,230	18,787	26,131
Due to Related Party [Member]
Disaggregation of Revenue [Line Items]
Revenues, net	$ 15	$ 16	$ 42	$ 47	$ 62	$ 50